Subordinated Loans - Additional Information (Detail) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Sep. 30, 2017 EUR (€)	Apr. 30, 2017 EUR (€)	Feb. 28, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued				€ 96,086			€ 103,234
Proceeds from private placement					$ 260	¥ 22,000
Redemption of subordinated loans				(96,837)			123,748	€ 147,337
Interest expense on subordinated loans				€ 784			€ 816	€ 901
Subordinated loans [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate				4.73%			4.94%
Interest expense on subordinated loans				€ 784			€ 816
Crr/crd iv additional tier 1 capital [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued									€ 1,000	€ 1,000	€ 750
Tier1 contingent convertible securities [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments coupon rate									1.625%		2.50%
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans | $	$ 500	$ 522	$ 1,100
Redemption of subordinated loans	6.20%		7.20%